Note 11 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ 4,540	$ (4,105)	$ 1,508	$ 379
Deferred tax expense (recovery)	(13,628)	9,718	3,777	10,198
Provision for (recovery of) income taxes	$ (9,088)	$ 5,613	$ 5,285	$ 10,577